Investment Risks - The Investment House Growth Fund	Nov. 19, 2025
Prospectus [Line Items]
Risk [Text Block]

●	Risks of Investing in Common Stocks. The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline as a result of national and global events such as recession, war, epidemics or pandemics, terrorism, natural disasters and other events which may have a significant impact on markets generally.

●	Management Risk. The Adviser’s strategy may fail to produce the intended results.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. If the prices of securities owned by the Fund fall, so will the value of the Fund.

●	Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

●	Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. In addition, as with any mutual fund investments, the Fund’s returns will vary and you could lose money. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

●	Style Risk. The Fund invests primarily in “growth stocks.” The earnings growth rate of the companies in the Fund’s portfolio may not meet the Adviser’s expectations, and the stock price may not increase as the Adviser anticipates.

●	Smaller Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

●	The earnings and prospects of smaller companies are more volatile than larger companies.

●	Smaller companies may experience higher failure rates than do larger companies.

●	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

●	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

●	Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence.

●	Borrowing Risk. Borrowing magnifies the potential for gain or loss of the Fund, and therefore increases the possibility of fluctuation in the Fund’s net asset value (“NAV”). This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

●	Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Risks Of Investing In Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks of Investing in Common Stocks. The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline as a result of national and global events such as recession, war, epidemics or pandemics, terrorism, natural disasters and other events which may have a significant impact on markets generally.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s strategy may fail to produce the intended results.

Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. If the prices of securities owned by the Fund fall, so will the value of the Fund.

Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. In addition, as with any mutual fund investments, the Fund’s returns will vary and you could lose money. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Style Risk. The Fund invests primarily in “growth stocks.” The earnings growth rate of the companies in the Fund’s portfolio may not meet the Adviser’s expectations, and the stock price may not increase as the Adviser anticipates.

Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

●	The earnings and prospects of smaller companies are more volatile than larger companies.

●	Smaller companies may experience higher failure rates than do larger companies.

●	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

●	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence.

Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Borrowing Risk. Borrowing magnifies the potential for gain or loss of the Fund, and therefore increases the possibility of fluctuation in the Fund’s net asset value (“NAV”). This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.